================================================================================
                                    BRADFORD
                                    MUNICIPAL
                                  MONEY MARKET
                                    PORTFOLIO

                           J.C. BRADFORD & CO. (LOGO)
                                [GRAPHIC OMITTED]

                                  Annual Report
                                 August 31, 1997

                     BRADFORD MUNICIPAL MONEY MARKET SHARES
                               THE RBB FUND, INC.

                       ANNUAL INVESTMENT ADVISER'S REPORT



     For much of the past year, economic activity grew progressively stronger and only the good behavior of inflation kept money market yields from an appreciable rise. In last year's final two quarters and through 1997's first quarter, the nation's gross domestic product rose from a rate of 2.1% to 4.9%, led by healthy gains in employment and wages. This strong momentum put pressure on the Federal Reserve to raise short-term interest rates, particularly early this year. The Fed's only move, however, was in March when it increased the federal funds rated from 5.25% to 5.50%. The Fed likened its move to buying insurance against the possible need for larger moves at a later date. The reaction to the tighter monetary policy was quite severe, with both the stock and bond markets experiencing sharp declines in April.

     In the months following the Fed's move, economic activity began to show signs of slowing and the money market yield curve, which reached its steepest slope in March, began to flatten. One-year yields, for example, which peaked at 6.30% fell below 6.00% over the next few months, while the one- to three-month sector held steady in a 5.50-5.65% range. One interesting anomaly was the U.S. Treasury market where yields on three-, six-, and twelve-month bills traded well below other money market rates. With the huge amount of cash in the market, the three-month Treasury bill yielded as low as 4.90% in the second quarter, while overnight rates remained at 5.50%. By the end of August, the three-month Treasury bill had recovered somewhat, but was still 30 basis points below the federal funds rate. This dichotomy in market yields generally kept the duration of the government portfolio shorter than the prime portfolio, as it carried more overnight investments for both yield and liquidity. In contrast, the prime portfolio was more attracted to the 3-month and 1-year sectors to pick up incremental yield during those occasions when the curve steepened.

     Early in the year, a lack of supply and a renewed belief in a Federal Reserve tightening kept municipal yields at historically expensive levels. Variable rate demand securities maintained strong interest from investors in anticipation of higher short-term interest rates and in preparation for April's income tax payments. Total tax-exempt money fund assets reached new all-time highs in each of the first four months of the year. Tax-free variable rate yields rose in volatile trading during the second quarter and returns offered taxable equivalent yields that were 50 basis points above taxable securities. Substantial cash inflows in mid-summer from coupon payments and crossover buyers caused daily reset demand notes to drop approximately 170 basis points, while weekly reset demand notes fell 70 basis points. By the end of August, total tax-free money market fund assets, as measured by "IBC's MONEY FUND REPORT," climbed to an all-time high of over $154 billion. Interest rate volatility and a flat yield curve allowed RBB Municipal and RBB New York Municipal Money Funds to maintain shorter average weighted maturities than their "IBC MONEY FUND REPORT" peer groups. For the year ended August, assets in RBB Municipal rose from $421 million to $488 million, while RBB New York increased from $88 million to $110 million.

               PNC Institutional Management Corporation
               (Please dial toll-free 800-533-7719 for questions regarding your account or contact your broker.)

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Board of Directors of The RBB Fund, Inc.:

We have audited the accompanying statements of net assets of the Municipal Money Market Portfolio of the RBB Fund,Inc., as of August 31, 1997 and the related statements of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.Our procedures included confirmation of investments owned as of August 31, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Municipal Money Market Portfolio of the RBB Fund, Inc., as of August 31, 1997 and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the periods presented, in conformity with generally accepted accounting principles.



COOPERS & LYBRAND L.L.P.

2400 Eleven Penn Center
Philadelphia, Pennsylvania
October 17, 1997

                     BRADFORD MUNICIPAL MONEY MARKET SHARES
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                             STATEMENT OF NET ASSETS
                                 AUGUST 31, 1997

                                                         PAR
                                                        (000)           VALUE
                                                      --------      ------------
MUNICIPAL BONDS--99.5%
ALABAMA--1.0%
Montgomery Special Care Facilities
   Financing Authority RB DN 1985
   Series A(DAGGER)
   3.350% 09/07/97 .........................           $ 2,570       $ 2,570,000
Montgomery Special Care Facilities
   Financing Authority RB DN 1985
   Series G(DAGGER)
   3.350% 09/07/97 .........................             1,075         1,075,000
Montgomery Special Care Facilities
   Hospital Authority RB DN 1985
   Series D(DAGGER)
   3.350% 09/07/97 .........................             1,000         1,000,000
                                                                     -----------
                                                                       4,645,000
                                                                     -----------
ALASKA--1.3%
Alaska Export and IDA RB
   Series 1984-5 DN(DAGGER)
   3.350% 09/07/97 .........................             1,990         1,990,000
Valdez Marine Terminal TECP (ARCO
   Transportation Alaska, Inc. Project)
   3.750% 09/08/97 .........................             4,300         4,300,000
                                                                     -----------
                                                                       6,290,000
                                                                     -----------
ARIZONA--1.1%
Maricopa County PCR RB Arizona
   Public Service Co. DN(DAGGER)
   3.700% 09/01/97 .........................             2,000         2,000,000
Pima County IDA (Tuscon Electric
   Power Co. Project) Series 1983A
   DN(DAGGER)
   3.350% 09/07/97 .........................             3,500         3,500,000
                                                                     -----------
                                                                       5,500,000
                                                                     -----------
CALIFORNIA--8.6%
California Higher Education Student
   Loan RB DN Series D-2(DAGGER)
   4.000% 07/01/98 .........................             4,000         4,000,000
Los Angeles County Series A TAN
   4.500% 06/30/98 .........................            28,000        28,144,960

                                                        PAR
                                                       (000)            VALUE
                                                     --------       ------------
CALIFORNIA--(CONTINUED)
Oakland CTFS Partnership Capital
   Equipment Project DN(DAGGER)
   3.300% 09/07/97 .......................            $ 9,800        $ 9,800,000
                                                                     -----------
                                                                      41,944,960
                                                                     -----------
COLORADO--1.5%
Moffat County PCR RB DN(DAGGER)
   3.300% 09/07/97 .......................              2,400          2,400,000
Colorado State General Fund TRAN
   Series A
   4.500% 06/26/98 .......................              5,000          5,025,537
                                                                     -----------
                                                                       7,425,537
                                                                     -----------
CONNECTICUT--0.6%
Connecticut Special Assessment
   Unemployment Compensation
   Advance Fund (Connecticut
   Unemployment Project)
   Series 1993 C MB
   3.900% 07/01/98(DOUBLE DAGGER) ........              3,000          3,000,000
                                                                     -----------
DELAWARE--0.6%
The Delaware Economic Development
   Authority Gas Facilities (Delmarva
   Power & Light Project)
   Series 1993 C RB DN(DAGGER)
   3.350% 09/07/97 .......................              3,000          3,000,000
                                                                     -----------
FLORIDA--1.5%
Florida State Housing Finance Agency
   RB for Carlton Project DN,
   Series E(DAGGER)
   3.300% 09/07/97 .......................              1,500          1,500,000
Miami Health Facilities Authority DN
   (Jewish Home For The Aged
   Project)(DAGGER)
   3.400% 09/07/97 .......................              6,000          6,000,000
                                                                     -----------
                                                                       7,500,000
                                                                     -----------


                 See Accompanying Notes to Financial Statements.

                     BRADFORD MUNICIPAL MONEY MARKET SHARES
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                 AUGUST 31, 1997

                                                         PAR
                                                        (000)           VALUE
                                                       --------      -----------
GEORGIA--4.4%
Brunswick and Glynn IDA Sewage
   Facility RB DN (Georgia-Pacific
   Corp. Project) Series 1996(DAGGER)
   3.500% 09/07/97 ...........................          $ 5,000      $ 5,000,000
Burke County PCR RB MB
   (Oglethorpe Power Company)(DOUBLE DAGGER)
   3.600% 12/01/97 ...........................            2,000        2,000,000
Carrollton Payroll Development
   Authority Certificates RAN(DAGGER)
   3.500% 09/07/97 ...........................            6,125        6,125,000
Forsyth County IDA RB (American
   Boa, Inc. Project) DN(DAGGER)
   3.400% 09/07/97 ...........................            3,000        3,000,000
Fulton County IDA RB DN
   (Charles J. Mackarich Project)(DAGGER)
   3.500% 09/07/97 ...........................            3,500        3,500,000
Winder-Barrow Industrial Building
   Authority DN (Georgia Barrow
   Property Project)(DAGGER)
   3.500% 09/07/97 ...........................            1,650        1,650,000
                                                                     -----------
                                                                      21,275,000
                                                                     -----------
HAWAII--0.7%
Hawaii Department of Budget and
   Finance MB(DOUBLE DAGGER)
   3.800% 09/09/97 ...........................            2,210        2,210,000
Hawaii Department of Budget and
   Finance TECP(DOUBLE DAGGER)
   3.750% 10/09/97 ...........................            1,000        1,000,000
                                                                     -----------
                                                                       3,210,000
                                                                     -----------
ILLINOIS--11.7%
Chicago O'Hare International Airport
   Special Facility RB DN(DAGGER)
   3.400% 09/07/97 ...........................            5,700        5,700,000
Illinois Development Finance
   Authority (CHS Acquisition Corp.
   Project) DN(DAGGER)
   3.650% 09/07/97 ...........................            5,035        5,035,000
Illinois Development Finance Authority
   Environmental Facilities RB DN
   (Citizens Utility Company, Project)(DAGGER)
   3.400% 09/07/97 ...........................            6,000        6,000,000

                                                          PAR
                                                         (000)          VALUE
                                                       --------      -----------
ILLINOIS--(CONTINUED)
Illinois Development Finance Authority
   PCR RB DN (Commonwealth
   Edison Co. Project)(DAGGER)
   3.350% 09/07/97 ...........................          $12,200      $12,200,000
Illinois Development Financing
   Authority PCR (Illinois Power Co.
   Project) Series 1987 D DN(DAGGER)
   3.500% 09/07/97 ...........................              900          900,000
Illinois Educational Facilities Authority
   RB (Field Museum of Natural
   History Project) Series 1985 DN(DAGGER)
   3.350% 09/07/97 ...........................            2,000        2,000,000
Illinois Educational Facilities Authority
   University Polled Financing DN(DAGGER)
   3.350% 09/07/97 ...........................            2,000        2,000,000
Illinois Health Facility Authority RB DN
   (Evanston Hospital Corp.)
   Series A(DOUBLE DAGGER)
   3.850% 10/15/97 ...........................            3,000        3,000,000
Illinois Housing Development Finance
   Authority RB DN (Homeownership
   Mortgage Bonds)(DOUBLE DAGGER)
   3.700% 12/18/97 ...........................            4,000        4,000,000
Illinois Health Facility Authority
   (Evanston Hospital Corp. Project)
   Series 1996 MB(DOUBLE DAGGER)
   3.900% 07/31/98 ...........................            5,000        5,000,000
Illinois, University Of, The Board of
   Trustees Health Services Facilities
   System RB DN
   (A-1+, VMIG-1)(DAGGER)
   3.300% 09/07/97 ...........................            7,600        7,600,000
Mundelein Industrial RB 1200 Town
   Line Road DN(DAGGER)
   3.350% 09/07/97 ...........................            1,000        1,000,000
Village of Oak Forest DN (Homewood
   Pool)
   3.350% 09/07/97 ...........................            2,600        2,600,000
                                                                     -----------
                                                                      57,035,000
                                                                     -----------


                 See Accompanying Notes to Financial Statements.

                     BRADFORD MUNICIPAL MONEY MARKET SHARES
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                 AUGUST 31, 1997

                                                       PAR
                                                      (000)             VALUE
                                                     --------        -----------
INDIANA--8.2%
Bremen IDA RB Series 1996 A
   (Universal Bearings, Inc. Project
   Private Placement) DN(DAGGER)
   3.750% 09/07/97 .......................            $ 5,000        $ 5,000,000
Indiana Development Finance
   Authority IDA RB DN (Enterprise
   Center I Project)(DAGGER)
   3.650% 09/07/97 .......................              2,900          2,900,000
Indiana Development Finance
   Authority IDA RB DN (Enterprise
   Center II Project)(DAGGER)
   3.650% 09/07/97 .......................              5,000          5,000,000
Indiana Development Finance
   Authority IDA RB DN (Enterprise
   Center III Project)(DAGGER)
   3.650% 09/07/97 .......................              4,500          4,500,000
Indiana Development Finance
   Authority IDA RB DN (Enterprise
   Center IV Project)(DAGGER)
   3.650% 09/07/97 .......................              2,600          2,600,000
Indiana Development Finance
   Authority IDA RB DN (Enterprise
   Center VI Project)(DAGGER)
   3.650% 09/07/97 .......................              4,900          4,900,000
La Porte County Economic
   Development RB DN (Pedcor
   Investments - Woodland
   Crossing)(DAGGER)
   3.450% 09/07/97 .......................              2,000          2,000,000
Orleans Economic Development
   (Almana Limited Liability Co.
   Project) Series 1995 DN(DAGGER)
   3.500% 09/07/97 .......................              5,200          5,200,000
Portage Economic Development
   RB DN (Breckenridge Apartments
   Project)(DAGGER)
   3.550% 09/07/97 .......................              4,650          4,650,000
Tippecanoe County DN(DAGGER)
   3.600% 09/07/97 .......................              3,000          3,000,000
                                                                     -----------
                                                                      39,750,000
                                                                     -----------
                                                         PAR
                                                        (000)           VALUE
                                                       --------      -----------
IOWA--1.4%
Iowa Finance Authority IDA RB DN
   (Dixie Bedding Co. Project)
   Series 1995(DAGGER)
   3.500% 09/07/97 ...........................         $  3,000      $ 3,000,000
Iowa Finance Authority IDA RB DN
   (Sauer-Sundstrand Co. Project)(DAGGER)
   3.450% 09/07/97 ...........................            4,000        4,000,000
                                                                     -----------
                                                                       7,000,000
                                                                     -----------
KANSAS--2.8%
Burlington PCR RB DN (Kansas City
   Power & Light) Series 1985B(DAGGER)
   3.900% 10/10/97 ...........................            5,900        5,900,000
Lawrence County Project IDA RB DN
   Series A(DOUBLE DAGGER)
   3.500% 09/04/97 ...........................            2,125        2,125,000
Shawnee IDA RB DN (Thrall
   Enterprises, Inc. Project)(DAGGER)
   3.650% 09/07/97 ...........................            5,400        5,400,000
                                                                     -----------
                                                                      13,425,000
                                                                     -----------
KENTUCKY--3.2%
Hopkinsville IDA RB (Douglas
   Autotech Corp. Project)
   Series 1995 DN(DAGGER)
   3.650% 09/07/97 ...........................            7,700        7,700,000
Maysville Solid Waste Disposal
   Facilities RB (Inland Container Corp.
   Project) Series 1992 MB(DOUBLE DAGGER)
   3.900% 09/12/97 ...........................            2,800        2,800,000
   4.000% 01/23/98 ...........................            5,000        5,000,000
                                                                     -----------
                                                                      15,500,000
                                                                     -----------
LOUISIANA--1.3%
East Baton Rouge (Resource Recovery
   Improvements Parish Pacific Corp.
   Project) DN(DAGGER)
   3.700% 09/07/97 ...........................            6,500        6,500,000
                                                                     -----------


                 See Accompanying Notes to Financial Statements.

                     BRADFORD MUNICIPAL MONEY MARKET SHARES
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                 AUGUST 31, 1997

                                                         PAR
                                                        (000)           VALUE
                                                       --------      -----------
MARYLAND--3.6%
Howard County Bluffs at Clary's Forest
   Apartment Facility Series 1995 DN(DAGGER)
   3.550% 09/07/97 ...........................          $ 5,735      $ 5,735,000
Maryland State Health & Higher
   Education Authority Doctors
   Community Hospital Issue DN(DAGGER)
   3.490% 09/07/97 ...........................            7,800        7,800,000
University of Maryland RB Equipment
   Loan Program Series A DN(DAGGER)
   3.300% 09/07/97 ...........................            3,900        3,900,000
                                                                     -----------
                                                                      17,435,000
                                                                     -----------
MASSACHUSETTS--0.4%
Massachusetts Health and Education
   Facility Authority Capital Asset
   Program DN(DAGGER)
   3.100% 09/07/97 ...........................            2,100        2,100,000
                                                                     -----------
MICHIGAN--0.7%
Michigan Strategic Fund Limited
   Obligation RB DN(DAGGER)
   3.500% 09/07/97 ...........................            1,500        1,500,000
Wayne County Charter Airport RB DN
   Series B
   3.400% 09/07/97 ...........................            2,000        2,000,000
                                                                     -----------
                                                                       3,500,000
                                                                     -----------
MISSOURI--3.6%
Berkeley IDA RB DN (St. Louis Air
   Cargo Services, Inc. Project)(DAGGER)
   3.600% 09/07/97 ...........................            5,225        5,225,000
Health and Education Facility Authority
   DN (Washington University)(DAGGER)
   3.350% 09/07/97 ...........................            4,000        4,000,000
Kansas City IDA Facility RB (K.C. Air
   Cargo Services, Inc. Project) DN(DAGGER)
   3.600% 09/07/97 ...........................            7,500        7,500,000
Kansas City IDA RB (Mid-America
   Health Services, Inc. Project)
   Series 1984 DN(DAGGER)
   3.500% 09/07/97 ...........................            1,100        1,100,000
                                                                     -----------
                                                                      17,825,000
                                                                     -----------
                                                        PAR
                                                       (000)            VALUE
                                                      -------        -----------
NEBRASKA--0.8%
Lancaster (Sun-Husker Foods, Inc.
   Project) DN(DAGGER)
   3.650% 09/07/97 .......................            $ 3,800        $ 3,800,000
                                                                     -----------
NEVADA--1.1%
Clark County Airport System
   Subordinate Lien RB DN
   Series 1995 A-1(DAGGER)
   3.250% 09/07/97 .......................              4,425          4,425,000
Clark County Airport System
   Subordinate Lien RB DN
   Series 1995 A-2(DAGGER)
   3.450% 09/07/97 .......................                880            880,000
                                                                     -----------
                                                                       5,305,000
                                                                     -----------
NEW HAMPSHIRE--2.9%
New Hampshire Housing Finance
   Authority  Multifamily RB
   (Countryside Project) DN(DAGGER)
   3.350% 09/07/97 .......................             14,405         14,405,000
                                                                     -----------
NEW YORK--0.5%
Triborough Bridge and Tunnel
   Authority DN(DAGGER)
   3.150% 09/07/97 .......................              2,300          2,300,000
                                                                     -----------
NORTH CAROLINA--5.9%
Charlotte Airport Refunding RB
   Series 1997A DN(DAGGER)
   3.350% 09/07/97 .......................              4,000          4,000,000
Mecklenburg County G.O.
   Series 1996C DN(DAGGER)
   3.300% 09/07/97 .......................              6,000          6,000,000
Mecklenburg County IDA and PCR
   (Edgecomb Metals Co. Project)
   Series 1984 DN(DAGGER)
   3.350% 09/07/97 .......................              3,800          3,800,000
North Carolina Health Care DN
   Series 1985(DAGGER)
   3.550% 09/07/97 .......................              1,100          1,100,000
North Carolina Medical Care
   Commission (Moses H. Cone
   Memorial Hospital Project)
   Series 1995 DN(DAGGER)
   3.350% 09/07/97 .......................              4,600          4,600,000

                 See Accompanying Notes to Financial Statements.

                     BRADFORD MUNICIPAL MONEY MARKET SHARES
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                 AUGUST 31, 1997

                                                        PAR
                                                       (000)           VALUE
                                                      --------       -----------
NORTH CAROLINA--(CONTINUED)
North Carolina Medical Care
   Community Hospital Lincoln Health
   System DN(DAGGER)
   3.400% 09/07/97 .........................           $ 4,500       $ 4,500,000
Wake County Industrial Facility
   PCR DN (Carolina Power &
   Light Co.) Series B(DAGGER)
   3.450% 09/07/97 .........................             3,900         3,900,000
Wake County Industrial Facility
   PCR DN (Carolina Power &
   Light Co.) Series C(DAGGER)
   3.450% 09/07/97 .........................               700           700,000
                                                                     -----------
                                                                      28,600,000
                                                                     -----------
OHIO--2.9%
Franklin County Hospital Facilities
   Refunding and Improvement
   RB DN (U.S. Health Corp. of
   Columbus(DAGGER)
   3.350% 09/07/97 .........................             1,900         1,900,000
Green County G.O. BAN
   4.000% 03/26/98 .........................             3,700         3,703,981
   4.500% 05/07/98 .........................             5,000         5,014,676
Mahoning County DN (Youngstown
   Iron & Metal Inc. Project)(DAGGER)
   3.550% 09/07/97 .........................             2,140         2,140,000
Scioto County VHA Central Inc.
   (Hospital Improvements Project)
   Series D DN(DAGGER)
   3.350% 09/07/97 .........................             1,655         1,655,000
                                                                     -----------
                                                                      14,413,657
                                                                     -----------
OKLAHOMA--0.4%
Oklahoma Development Finance
   Authority (Shawnee Funding Limited)
   DN(DAGGER)
   3.500% 09/07/97 .........................             2,000         2,000,000
                                                                     -----------
PENNSYLVANIA--2.3%
Allegheny County PCR TECP Kansas
   City Power and Light
   3.900% 10/10/97 .........................             2,100         2,100,000

                                                         PAR
                                                        (000)           VALUE
                                                       --------      -----------
PENNSYLVANIA--(CONTINUED)
Bedford County IDA RB (Sepa, Inc.
   Facility Project) Series 1985 DN(DAGGER)
   3.600% 09/07/97 ...........................         $  2,000      $ 2,000,000
Sayre Health Care Facilities Authority
   RB (VHA Capital Financing Project)
   Series 1985F DN(DAGGER)
   3.300% 09/07/97 ...........................            2,200        2,200,000
Sayre Health Care Facility Authority
   (VHA Capital Financing Project)
   Series 1985 I DN(DAGGER)
   3.300% 09/07/97 ...........................              300          300,000
Washington County Authority
   Lease Series 1985 DN(DAGGER)
   3.300% 09/07/97 ...........................            4,600        4,600,000
                                                                     -----------
                                                                      11,200,000
                                                                     -----------
SOUTH DAKOTA--0.1%
Lawrence County  PCR RB (Homestate
   Mining Company Project)
   Series 1983 DN(DAGGER)
   3.550% 09/07/97 ...........................              600          600,000
                                                                     -----------
TENNESSEE--3.9%
Clarksville Public Building Authority
   of Adjustable Rate Pooled Financing
   RB MB (Tennessee Municipal Bond
   Fund)(DOUBLE DAGGER)
   3.400% 09/07/97 ...........................            4,800        4,800,000
Memphis General Improvement
   Refunding RB DN(DAGGER)
   3.350% 09/07/97 ...........................            1,800        1,800,000
Metropolitan Nashville Airport
   Improvement DN(DAGGER)
   3.350% 09/07/97 ...........................            2,770        2,770,000
Montgomery County Public Building
   Authority Loan Pool G.O. DN(DAGGER)
   3.400% 09/07/97 ...........................            2,400        2,400,000
Oak Ridge Solid Waste Disposal
   Facility MB Series 1996 M4
   (Environmental Project)(DOUBLE DAGGER)
   3.500% 09/07/97 ...........................            5,100        5,100,000


                 See Accompanying Notes to Financial Statements.

                     BRADFORD MUNICIPAL MONEY MARKET SHARES
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                 AUGUST 31, 1997

                                                           PAR
                                                          (000)         VALUE
                                                         --------    -----------
TENNESSEE--(CONTINUED)
Tennessee Housing Development
   Authority (Single Family Program)
   MB (Escrowed In U.S. Treasuries)(DOUBLE DAGGER)
   3.750% 02/19/98 ...............................        $ 2,000    $ 2,000,000
                                                                     -----------
                                                                      18,870,000
                                                                     -----------
TEXAS--5.2%
Denton IDA DN Hartzell Manufacturing
   Inc Project(DAGGER)
   3.650% 09/07/97 ...............................          1,300      1,300,000
Mckinney City IDA RB DN (Delta
   Dailyfood Texas Inc., Project)(DAGGER)
   3.500% 09/07/97 ...............................          7,500      7,500,000
South Texas Higher Education
   Authority Student Loan RB DN(DAGGER)
   3.350% 09/07/97 ...............................         16,700     16,700,000
                                                                     -----------
                                                                      25,500,000
                                                                     -----------
UTAH--5.8%
Intermountain Power Authority
   Supply Series 1985 F MB(DOUBLE DAGGER)
   3.500% 09/15/97 ...............................          3,500      3,500,000
Salt Lake Airport RB DN(DAGGER)
   3.300% 09/07/97 ...............................            900        900,000
Salt Lake City Flexible Rate RB DN
   (Pooled Hospital Financing Program)(DAGGER)
   3.300% 09/07/97 ...............................            800        800,000
Utah County Environmental
   Improvement RB DN (USX Corp.
   Project)(DAGGER)
   3.750% 01/15/98 ...............................          4,200      4,200,000
Utah State G.O. Highway TECP Notes
   Series 97B
   3.800% 10/07/97 ...............................         11,000     11,000,000
Utah University Auxiliary and Campus
   Facilities Series 97 A RB DN(DAGGER)
   3.450% 09/07/97 ...............................          8,000      8,000,000
                                                                     -----------
                                                                      28,400,000
                                                                     -----------
VIRGINIA--5.4%
Capital Region Airport Commission
   (Richmond International Airport
   Project) Series 1995 C DN(DAGGER)
   3.400% 09/07/97 ...............................          4,400      4,400,000

                                                           PAR
                                                          (000)         VALUE
                                                         --------    -----------
VIRGINIA--(CONTINUED)
Culpepper IDA Residential Care
   Facility RB DN(DAGGER)
   3.400% 09/07/97 ...............................        $ 1,470    $ 1,470,000
Louisa County IDA Pooled Financing
   Series 1995 DN(DAGGER)
   3.400% 09/07/97 ...............................          1,000      1,000,000
Lynchburg IDA Hospital Facilities
   (Mid-Atlantic States Capital Asset
   Finance Project) Series 1985 G DN
   3.350% 09/07/97 ...............................          2,800      2,800,000
Lynchburg IDA Hospital Facilities RB
   (VHA Mid-Atlantic States Capital
   Asset Finance Program)
   Series 1985B DN(DAGGER)
   3.350% 09/07/97 ...............................          1,200      1,200,000
Metropolitan Washington D.C.
   Airports Authority Passenger
   Facility TECP
   3.700% 09/26/97 ...............................          2,000      2,000,000
Peninsula Ports IDA RB (Allied Signal,
   Inc. Project) Series 1993 (Allied
   Signal Corp. Obligation) DN(DAGGER)
   3.500% 09/07/97 ...............................          1,000      1,000,000
Roanoke City IDA Refunding Bonds
   DN (Cooper Industries, Inc. Project)(DAGGER)
   3.500% 09/07/97 ...............................         10,000     10,000,000
Roanoke IDA Hospital RB (Carillon
   Health System Project)
   Series 1995D DN(DAGGER)
   3.250% 09/07/97 ...............................          2,500      2,500,000
                                                                     -----------
                                                                      26,370,000
                                                                     -----------
WASHINGTON--0.4%
Washington G.O. Bonds DN(DAGGER)
   3.250% 09/07/97 ...............................          2,100      2,100,000
                                                                     -----------
WEST VIRGINIA--0.7%
Marshall County IDA (US/Canada
   Project) DN(DAGGER)
   3.500% 09/07/97 ...............................          3,500      3,500,000
                                                                     -----------

                 See Accompanying Notes to Financial Statements.

                     BRADFORD MUNICIPAL MONEY MARKET SHARES
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONCLUDED)
                                 AUGUST 31, 1997

                                                       PAR
                                                      (000)             VALUE
                                                     --------        -----------
WISCONSIN--2.6%
Wisconsin University Hospitals and
   Clinics Authority RB
   Series 1997 DN(DAGGER)
   3.300% 09/07/97 .......................            $12,500       $ 12,500,000
                                                                    ------------
WYOMING--0.4%
Lincoln County PCR RB DN (Pacificorp
   Project)(DAGGER)
   3.700% 09/07/97 .......................              1,900          1,900,000
                                                                    ------------
TOTAL INVESTMENTS AT VALUE--99.5%
   (Cost $485,624,154*) ..................                           485,624,154
OTHER ASSETS IN EXCESS
   OF LIABILITIES--0.5% ..................                             2,421,661
                                                                    ------------

NET ASSETS  (Applicable  to
   213,100,752 Bedford shares,
   166,093,827 Bradford shares
   96,943 Cash Preservation shares
   108,825,135 Janney Montgomery Scott
   shares, and 800 other shares)--100.0% .                          $488,045,815
                                                                    ============
NET ASSET VALUE, Offering and
   redemption price per share
   ($488,045,815 (DIVIDE) 488,117,457) ...                                 $1.00
                                                                           =====
*  Also cost for Federal income tax purposes.
(DAGGER) Variable Rate Demand Notes -- The interest rate shown is the rate as of August 31, 1997 and the maturity shown is the longer of the next interest rate readjustment date or the date the principal amount shown can be recovered through demand.
(DOUBLE DAGGER) Put Bonds -- Maturity date is the put date.




INVESTMENT ABBREVIATIONS
BAN ..................................................... Bond Anticipation Note
DN ................................................................. Demand Note
GO ......................................................... General Obligations
LOC ........................................................... Letter of Credit
IDA ........................................... Industrial Development Authority
MB .............................................................. Municipal Bond
PCR .................................................. Pollution Control Revenue
RAN .................................................. Revenue Anticipation Note
RAW .............................................. Revenue Anticipation Warrants
RB ................................................................ Revenue Bond
TAN ...................................................... Tax Anticipation Note
TECP ............................................... Tax Exempt Commercial Paper
TRAN ......................................... Tax and Revenue Anticipation Note


                 See Accompanying Notes to Financial Statements.

                     BRADFORD MUNICIPAL MONEY MARKET SHARES
                               THE RBB FUND, INC.
                            STATEMENTS OF OPERATIONS
                        MUNICIPAL MONEY MARKET PORTFOLIO
                       FOR THE YEAR ENDED AUGUST 31, 1997

Investment Income
   Interest .................................................. $16,569,667
                                                               -----------
Expenses
   Investment advisory fees ..................................   1,470,648
   Administration fees .......................................     448,548
   Distribution fees .........................................   2,606,546
   Directors' fees ...........................................       9,175
   Custodian fees ............................................      94,626
   Transfer agent fees .......................................     143,001
   Legal fees ................................................      19,208
   Audit fees ................................................      10,991
   Registration fees .........................................     240,000
   Insurance fees ............................................       8,899
   Printing fees .............................................      71,800
                                                               -----------
                                                                 5,123,442

   Less fees waived ..........................................  (1,279,980)
   Less expense reimbursement by advisor .....................     (14,921)
                                                               -----------
        Total expenses .......................................   3,828,541
                                                               -----------
   Net investment income .....................................  12,741,126
   Realized loss on investments ..............................      (3,917)
                                                               -----------
   Net increase in net assets resulting from operations ...... $12,737,209
                                                               ===========

                 See Accompanying Notes to Financial Statements.

                     BRADFORD MUNICIPAL MONEY MARKET SHARES
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                FOR THE              FOR THE
                                              YEAR ENDED           YEAR ENDED
                                            AUGUST 31, 1997      AUGUST 31, 1996
                                            ---------------      ---------------
Increase (decrease) in net assets:
Operations:
  Net investment income .................... $ 12,741,126         $ 12,196,171
  Net (loss) on investments ................       (3,917)                (674)
                                             ------------         ------------
  Net increase in net assets resulting
    from operations ........................   12,737,209           12,195,497
                                             ------------         ------------
Distributions to shareholders:
Dividends to shareholders
  from net investment income:
    Bedford shares .........................   (5,758,068)          (5,960,711)
    Bradford shares ........................   (4,148,194)          (3,611,114)
    Cash Preservation shares ...............       (2,492)              (3,746)
    Janney Montgomery Scott shares .........   (2,832,323)          (2,620,457)
    RBB shares .............................          (49)                (143)
                                             ------------         ------------
      Total dividends to shareholders ......  (12,741,126)         (12,196,171)
                                             ------------         ------------
Net capital share transactions .............   67,161,386           (1,864,843)
                                             ------------         ------------
Total increase (decrease) in net assets ....   67,157,469           (1,865,517)
Net Assets:
  Beginning of year ........................  420,888,346          422,753,863
                                             ------------         ------------
  End of year .............................. $488,045,815         $420,888,346
                                             ============         ============

                 See Accompanying Notes to Financial Statements.

                     BRADFORD MUNICIPAL MONEY MARKET SHARES
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                            FINANCIAL HIGHLIGHTS (b)
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                    FOR THE          FOR THE         FOR THE           FOR THE         FOR THE
                                                  YEAR ENDED       YEAR ENDED      YEAR ENDED        YEAR ENDED       YEAR ENDED
                                               AUGUST 31, 1997  AUGUST 31, 1996  AUGUST 31, 1995  AUGUST 31, 1994  AUGUST 31, 1993
                                               ---------------  ---------------  ---------------  ---------------  ---------------
   Net asset value, beginning of year ........ $          1.00  $          1.00  $          1.00  $          1.00  $          1.00
                                               ---------------  ---------------  ---------------  ---------------  ---------------
   Income from investment operations:
     Net investment income ...................          0.0285           0.0288           0.0297           0.0195           0.0195
                                               ---------------  ---------------  ---------------  ---------------  ---------------
       Total from investment operations ......          0.0285           0.0288           0.0297           0.0195           0.0195
                                               ---------------  ---------------  ---------------  ---------------  ---------------
   Less distributions
     Dividends (from net investment income) ..         (0.0285)         (0.0288)         (0.0297)         (0.0195)         (0.0195)
                                               ---------------  ---------------  ---------------  ---------------  ---------------
       Total distributions ...................         (0.0285)         (0.0288)         (0.0297)         (0.0195)         (0.0195)
                                               ---------------  ---------------  ---------------  ---------------  ---------------
   Net asset value, end of year .............. $          1.00  $          1.00  $          1.00  $          1.00  $          1.00
                                               ===============  ===============  ===============  ===============  ===============
   Total Return ..............................           2.88%            2.92%            3.01%            1.97%            1.96%
   Ratios /Supplemental Data
     Net assets, end of year (000) ...........        $166,089         $129,399         $110,936         $100,089          $76,975
     Ratios of expenses to average net assets           .85%(a)          .84%(a)          .82%(a)          .77%(a)          .77%(a)
     Ratios of net investment income to
       average net assets ....................           2.85%            2.88%            2.97%            1.95%            1.95%

(a) Without the waiver of advisory, transfer agency and administration fees and without the reimbursement of certain operating expenses, the ratio of expenses to average net assets would have been 1.14%, 1.12%, 1.14%, 1.11% and 1.16% for the years ended August 31, 1997, 1996, 1995, 1994 and 1993, respectively.
(b) Financial Highlights relate soley to the Bradford Class of Shares within the portfolio.

                 See Accompanying Notes to Financial Statements.

                     BRADFORD MUNICIPAL MONEY MARKET SHARES
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                          NOTES TO FINANCIAL STATEMENTS
                                 AUGUST 31, 1997


NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The RBB Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund was incorporated in Maryland on February 29, 1988.

     The Fund has authorized capital of thirty billion shares of common stock of which 13.67 billion shares are currently classified into seventy-nine classes. Each class represents an interest in one of twenty investment portfolios of the Fund. The classes have been grouped into sixteen separate "families," nine of which have begun investment operations: the RBB Family, the BEA Family, the Sansom Street Family, the Bedford Family, the Cash Preservation Family, the Janney Montgomery Scott Money Family, the n/i Family, the Boston Partners Family, and the Bradford Family. The Bradford Municipal Money Market Shares represent an interest in the Municipal Money Market Portfolio, which is covered in this report.

              A) SECURITY VALUATION -- Portfolio securities are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuation is performed in an attempt to avoid dilution or other unfair results to shareholders. The Portfolio seeks to maintain net asset value per share at $1.00.

              B) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Certain expenses, principally distribution, transfer agency and printing, are class specific expenses and vary by class. Expenses not directly attributable to a specific portfolio or class are allocated based on relative net assets of each portfolio and class, respectively.

              C) DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared daily and paid monthly. Any net realized capital gains are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

              D) FEDERAL INCOME TAXES -- No provision is made for Federal taxes as it is the Fund's intention to have the portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and make the requisite distributions to its shareholders which will be sufficient to relieve it from Federal income and excise taxes.

              E) USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                     BRADFORD MUNICIPAL MONEY MARKET SHARES
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 1997


NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Pursuant to an Investment Advisory Agreement, PNC Institutional Management Corp.("PIMC"), a wholly owned subsidiary of PNC Asset Management Group, Inc., which is in turn a wholly owned subsidiary of PNC Bank, National Association ("PNC Bank"), serves as investment advisor for the portfolio described herein. PNC Bank serves as the sub-advisor for the Municipal Money Market Portfolio.

     For its advisory services, PIMC is entitled to receive the following fees, computed daily and payable monthly based on the portfolio's average daily net assets:

                .35% of first $250  million of net assets;
                .30% of next $250 million of net assets;
                .25% of net assets in excess of $500 million.

     PIMC may, at its discretion, voluntarily waive all or any portion of its advisory fee for this portfolio. For each class of shares within this portfolio, the net advisory fee charged to each class is the same on a relative basis. For the year ended August 31, 1997, advisory fees and waivers for the investment portfolio were as follows:

                GROSS                                            NET
              ADVISORY                                        ADVISORY
                 FEE                   WAIVER                    FEE
             ----------             ------------              ---------
             $1,470,648             $(1,269,553)               $201,095

     The investment advisor has agreed to reimburse the portfolio for the amount, if any, by which the total operating and management expenses exceed the cap. For the year ended August 31, 1997, the reimbursed expenses were $14,921 for the Municipal Money Market Portfolio.

     PNC Bank, as sub-advisor, receives a fee directly from PIMC, not the portfolio. In addition, PNC Bank serves as custodian for each of the Fund's portfolios. PFPC Inc.("PFPC"), an indirect wholly owned subsidiary of PNC Bank Corp., serves as each class's transfer and dividend disbursing agent.

     PFPC may, at its discretion, voluntarily waive all or any portion of its transfer agency fee for any class of shares. For the year ended August 31, 1997, transfer agency fees and waivers for each class of shares within the investment portfolio were as follows:

                                       GROSS                           NET
                                  TRANSFER AGENCY                TRANSFER AGENCY
                                        FEE           WAIVER          FEE
                                  ---------------    --------    ---------------
 Bedford Class                       $110,433        $     --       $110,433
 Bradford Class                         7,350              --          7,350
 Cash Preservation Class                8,999          (8,682)           317
 Janney Montgomery Scott Class         14,464              --         14,464
 RBB Class                              1,755          (1,745)            10
                                     --------        --------       --------
   Total                             $143,001        $(10,427)      $132,574
                                     ========        ========       ========

     In addition, PFPC serves as administrator for the Municipal Money Market Portfolio. The administration fee is computed daily and payable monthly at an annual rate of .10% of the Portfolio's average daily net assets. For the year ended August 31, 1997, PFPC received administration fees for the portfolio in the amount of $448,548.

                     BRADFORD MUNICIPAL MONEY MARKET SHARES
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 1997


NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONTINUED)

     The Fund, on behalf of each class of shares within this portfolio, has adopted Distribution Plans pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, and has entered into Distribution Agreements with Counsellors Securities Inc. ("Counsellors"), which provide for each class to make monthly payments based on average net assets, to Counsellors of up to .65% on an annualized basis for the Bedford, Bradford, Cash Preservation, Janney Montgomery Scott and RBB Classes and up to .20% on an annualized basis for the Sansom Street Class.

     For the year ended August 31, 1997, distribution fees for each class were as follows:

                                                     DISTRIBUTION
                                                          FEE
                                                     ------------
           Bedford Class                              $1,131,857
           Bradford Class                                876,050
           Cash Preservation Class                           366
           Janney Montgomery Scott Class                 598,266
           RBB Class                                           7
                                                      ----------
           Total                                      $2,606,546
                                                      ==========

     The Fund has entered into service agreements with banks affiliated with PNC Bank who render support services to customers who are the beneficial owners of the Sansom Street Class in consideration of the payment of .10% of the daily net asset value of such shares. For the year ended August 31, 1997, there were no service organization fees for the Municipal Money Market Portfolio.

     Expenses include legal fees paid to counsel to the company, a partner of which is secretary of the company.

     Expenses include Administrative and 12B-1 fees paid to Counsellors, Inc. whose secretary is also a director of the company.

                     BRADFORD MUNICIPAL MONEY MARKET SHARES
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 1997


NOTE 3. CAPITAL SHARES

     Transactions in capital shares (at $1.00 per capital share) for each year were as follows:

                                              MUNICIPAL MONEY MARKET PORTFOLIO
                                          --------------------------------------
                                             FOR THE                 FOR THE
                                            YEAR ENDED             YEAR ENDED
                                          AUGUST 31, 1997        AUGUST 31, 1996
                                          ---------------        ---------------
                                               VALUE                  VALUE
                                          ---------------        ---------------
 Shares sold:
   Bedford Class                        $ 1,075,834,153        $ 1,022,457,772
   Bradford Class                           586,482,906            479,401,891
   Cash Preservation Class                       82,717                171,907
   Janney Montgomery Scott Class            406,706,164            408,374,271
   RBB Class                                        200                 69,480

 Shares issued in reinvestment
    of dividends:
   Bedford Class                              5,696,659              5,847,767
   Bradford Class                             4,016,410              3,506,714
   Cash Preservation Class                        2,358                  3,515
   Janney Montgomery Scott Class              2,820,771              2,602,869
   RBB Class                                         53                    143

 Shares repurchased:
   Bedford Class                         (1,070,439,669)        (1,024,790,222)
   Bradford Class                          (553,804,071)          (464,445,579)
   Cash Preservation Class                     (103,897)              (220,929)
   Janney Montgomery Scott Class           (390,127,972)          (434,775,023)
   RBB Class                                     (5,396)               (69,419)
                                        ---------------         --------------
 Net increase (decrease)                $    67,161,386         $   (1,864,843)
                                        ---------------         --------------
 Bradford Shares authorized                 500,000,000            500,000,000
                                        ===============         ==============

                     BRADFORD MUNICIPAL MONEY MARKET SHARES
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 1997


NOTE 4. NET ASSETS

     At August 31, 1997, net assets consisted of the following:

                                                     MUNICIPAL
                                                   MONEY MARKET
                                                     PORTFOLIO
                                                   ------------
         Capital paid-in:
            Bedford Class                           $213,100,752
            Bradford Class                           166,093,827
            Cash Preservation Class                       96,943
            Janney Montgomery Scott Class            108,825,135
            Other Classes                                    800

         Accumulated net realized gain (loss)
            on investments:
            Bedford Class                                (71,513)
            Bradford Class                                  (994)
            Cash Preservation Class                            4
            Janney Montgomery Scott Class                    861
                                                    ------------
                                                    $488,045,815
                                                    ============

NOTE 5. CAPITAL LOSS CARRYOVERS

     At August 31, 1997, capital loss carryovers were available to offset future realized gains as follows: $71,642 in the Municipal Money Market Portfolio of which $55,760 expires in 1999, $444 expires in 2000, $1,058 expires in 2001, $9,789 expires in 2002, $674 expires in 2004, and $3,917 expires in 2005.

                     BRADFORD MUNICIPAL MONEY MARKET SHARES
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 1997


NOTE 6. OTHER FINANCIAL HIGHLIGHTS

     The Fund currently offers four other classes of shares representing interests in the Municipal Money Market Portfolio: Bedford, Cash Preservation, Janney Montgomery Scott and RBB. Each class is marketed to different types of investors. Financial Highlights of the RBB and Cash Preservation classes are not presented in this report due to their immateriality. Such information is available in the annual reports of each respective family. The financial highlights of certain of the other classes are as follows:

THE BEDFORD FAMILY

                                                      MUNICIPAL MONEY MARKET PORTFOLIO
                                           -----------------------------------------------------------
                                            FOR THE     FOR THE     FOR THE     FOR THE      FOR THE
                                             YEAR        YEAR        YEAR        YEAR         YEAR
                                             ENDED       ENDED       ENDED       ENDED        ENDED
                                           AUGUST 31,  AUGUST 31,  AUGUST 31,  AUGUST 31,   AUGUST 31,
                                              1997        1996        1995        1994         1993
                                           ----------  ----------  ----------  -----------  ----------
Net asset value, beginning of year .....    $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
                                            --------    --------    --------    --------    --------
Income from investment operations:
  Net investment income ................      0.0285      0.0288      0.0297      0.0195      0.0195
                                            --------    --------    --------    --------    --------
      Total from investment
        operations .....................      0.0285      0.0288      0.0297      0.0195      0.0195
                                            --------    --------    --------    --------    --------
Less distributions
  Dividends (from net investment
    income) ............................     (0.0285)    (0.0288)    (0.0297)    (0.0195)    (0.0195)
                                            --------    --------    --------    --------    --------
      Total distributions ..............     (0.0285)    (0.0288)    (0.0297)    (0.0195)    (0.0195)
                                            --------    --------    --------    --------    --------
Net asset value, end of year ...........    $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
                                            ========    ========    ========    ========    ========
Total Return ...........................        2.88%       2.92%       3.01%       1.97%       1.96%
Ratios /Supplemental Data
  Net assets, end of year (000) ........    $213,034    $201,940    $198,425    $182,480    $215,577
  Ratios of expenses to average
    net assets .........................      .85%(a)     .84%(a)     .82%(a)     .77%(a)     .77%(a)
  Ratios of net investment income to
    average net assets .................        2.85%       2.88%       2.97%       1.95%       1.95%

(a) Without the waiver of advisory and administration fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Municipal Money Market Portfolio would have been 1.14%, 1.12%, 1.14%,1.12% and 1.16% for the years ended August 31, 1997,
     1996, 1995, 1994, and 1993 respectively.

                     BRADFORD MUNICIPAL MONEY MARKET SHARES
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 1997



NOTE 6. OTHER FINANCIAL HIGHLIGHTS (CONTINUED)

THE JANNEY MONTGOMERY SCOTT FAMILY

                                                                                     MUNICIPAL MONEY
                                                                                    MARKET PORTFOLIO
                                                                  ------------------------------------------------------
                                                                                                        FOR THE PERIOD
                                                                      FOR THE            FOR THE         JUNE 12, 1995
                                                                       YEAR               YEAR           (COMMENCEMENT
                                                                       ENDED              ENDED        OF OPERATIONS) TO
                                                                  AUGUST 31, 1997    AUGUST 31, 1996    AUGUST 31, 1995
                                                                  ---------------    ---------------   -----------------
Net asset value, beginning of year .............................      $   1.00            $  1.00           $   1.00
                                                                      --------            -------           --------
Income from investment operations:
  Net investment income ........................................        0.0285             0.0278             0.0063
                                                                      --------            -------           --------
     Total from investment operations ..........................        0.0285             0.0278             0.0063
                                                                      --------            -------           --------
Less distributions
  Dividends (from net investment income) .......................       (0.0285)           (0.0278)           (0.0063)
                                                                      --------            -------           --------
    Total distributions ........................................       (0.0285)           (0.0278)           (0.0063)
                                                                      --------            -------           --------
Net asset value, end of year ...................................      $   1.00             $ 1.00             $ 1.00
                                                                      ========            =======           ========
Total Return ...................................................         2.89%              2.81%            2.87%(b)
Ratios /Supplemental Data
  Net assets, end of year (000) ................................      $108,826            $89,428           $113,256
                                                                      --------            -------           --------
  Ratios of expenses to average net assets .....................       0.85%(a)           0.94%(a)        1.00%(a)(b)
  Ratios of net investment income to average net assets ........         2.85%              2.78%            2.83%(b)

(a) Without the waiver of advisory, administration and transfer agent fees and without the reimbursement of certain operating expenses, the ratio of expenses to average net assets for the Municipal Money Market Portfolio would have been 1.13%, 1.23% and 1.30% for the years ended August 31, 1997, 1996 and 1995, respectively.

(b)  Annualized.

NOTE 7. SUBSEQUENT EVENT:

     On October 1, 1997, the Municipal Money Market Portfolio Bradford Class of 44,971,583 shares were liquidated.

                        TAX INFORMATION FOR SHAREHOLDERS
                                   (UNAUDITED)


In the twelve months ended August 31, 1997 (the end of the Fund's fiscal year), 100% of the dividends paid by the Municipal Money Market Portfolio were exempt-interest dividends for purposes of federal income taxes and free from such taxes. However, approximately 49% of such dividends was attributable to interest on private activity bonds which must be included in federal alternative minimum taxable income for the purpose of determining liability for federal alternative minimum tax.

In January 1998, you will be furnished with a schedule showing the yearly percentage breakdown by state or U.S. possession of the source of interest earned by the Municipal Money Market Portfolio in 1997. It is suggested that you consult your tax adviser concerning the applicability of state and local taxes to dividends paid by the Fund during the year.

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